OTHER INCOME (EXPENSE), NET (Tables) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of other income (expense), net

	Successor		Predecessor
	Three months	January 16, 2020	January 1, 2020
	ended March 31,	through March 31,	through January 15,
	2021	2020	2020
NRG	$—	$1,638,734	$—
NEDO	87,786	157,280	—
Other income (expense), net	370,102	—	—
	$457,888	$1,796,014	$—

	Successor		Predecessor
	Three months	January 16, 2020	January 1, 2020
	ended March 31,	through March 31,	through January 15,
	2021	2020	2020
NRG	$—	$—	$315,141
NEDO	—	—	26,813
	$—	$—	$341,954

	Successor	Predecessor
	January 16, 2020 through December 31, 2020	January 1, 2020 through January 15, 2020	Year-ended December 31, 2019
NRG (see below)	$7,544,864	$—	$—
NEDO (see below)	522,496	—	—
Contingent liability (see Note 3)	3,978,293	—	—
Other income (expense), net	15,733	—	(33,691)
	$12,061,386	$—	$(33,691)

Summary of other income, related party

	Successor		Predecessor
	Three months	January 16,2020	January 1, 2020
	ended March 31,	through March 31,	through January 15,
	2021	2020	2020
Capital-build liability, beginning balance	$9,166,168	$6,303,942	$20,900,079
Increase in capital build liability	—	2,121,059	—
Reduction in depreciation expense	(431,298)	(280,501)	(157,286)
Capital-build liability, ending balance	$8,734,870	$8,144,500	$20,742,793

	Successor		Predecessor
	Three months	January 16, 2020	January 1, 2020
	ended March 31,	through March 31,	through January 15,
	2021	2020	2020
Capital-build liability, beginning balance	$567,504	$692,865	$2,300,376
Increase in capital build liability	—	—	—
Reduction in depreciation expense	(32,657)	(27,390)	(20,540)
Capital-build liability, ending balance	$534,847	$665,475	$2,279,836

	Successor	Predecessor
	January 16, 2020 through December 31, 2020	January 1, 2020 through January 15, 2020	Year-ended December 31, 2019
NRG (see below)	$—	$315,141	$9,668,117
NEDO (see below)	—	26,813	564,194
LS Power (see Note 13)	—	—	—
Other income – related party	$—	$341,954	$10,232,311